Promissory Note Payable	12 Months Ended
Mar. 31, 2022
Promissory Note Payable [Abstract]
Promissory Note Payable [Text Block]

15. Promissory Note Payable

During the year ended March 31, 2017, the Company issued a $594,000 promissory note (the "Note") to the City of Porterville to acquire land (Note 9). The Note bears interest at 2.0% per annum and is payable in blended monthly installments of $5,463, which began on November 1, 2016. The final monthly instalment payment under the Promissory Note was made during the quarter ended December 31, 2021, and the final balloon payment of $311,764 was paid during the year ended March 31, 2022.

During the year ended March 31, 2022, the Company incurred $3,842 (March 31, 2021 - $7,530, March 31, 2020 - $8,621) of interest on the Note. This amount is included in Interest and accretion on the Consolidated Statements of Operations.